Life  of  Virginia   Separate  Account  4  issues  three  variable  annuity
contracts, each with a separate Securities Act of 1933 ("1933 Act") number. Separate Account 4 filed a rule 24f-2 notice for the period from January 1, 1994 through December 31, 1994, on February 27, 1995. Although that notice reflected only one 1933 Act filer number (33-17428), the fee paid therewith was calculated based on interests issued under all three contracts. Pursuant to discussions with Commission staff, this filing is being made for record purposes only and will confirm that the fee and legal opinion required under rules 24f-2 with respect to filer number 33-76336 were submitted in connection with the February 27, 1995 filing.